Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 43,934,000		$ 9,820,000
Operating loss carryforwards remainder	34,114,000
Valuation allowance loss carryforwards	$ 11,250,300	$ 8,575,900
Federal statutory tax rate	21.00%	21.00%